Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
16.
Related party transactions

The table below sets forth major related parties and their relationships with the Group:

Company Names	Relationships with the Group
JD.com, Inc., its subsidiaries and affiliates ("JD Group")	A shareholder of the Group
Shanghai Gulin Technology Co., Ltd and its subsidiaries (“Gulin Group”)	An investee of the Group
Jinsong and its subsidiaries (“Jinsong Group”)	An investee of the Group
AiFenLei and its subsidiaries (“AiFenLei Group”)	An investee of the Group
Shanghai Yuejun Environmental Protection Technology Co., Ltd. (“Yuejun”)	An investee of the Group
Shanghai Quanfu Information Technology Co., Ltd (“Quanfu”)	An investee of the Group

For the years ended December 31, 2022, 2023 and 2024, significant related party transactions were as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net Product Revenues
Products sold to Gulin Group	—	—	134

Net Service Revenues
Services provided to Jinsong Group	5,936	20,055	61,950
Services provided to Quanfu	—	—	2,506

Merchandise costs
Purchase from Quanfu	—	—	1,553
Purchase from JD Group	10,849	—	—
Purchase from Jinsong Group	—	242	—
Purchase from Gulin Group(1)	242,929	49,115	—

Operating expenses
Service received from JD Group(2)	363,764	438,431	566,549

Purchase of property, plant and equipment
Purchase from AiFenLei Group	—	—	24,518

Interest income from loans provided to related parties	—	2,420	49

Loan and repayment with related parties
Loan to Gulin Group	13,000	25,000	10,000
Loan to AiFenLei Group	—	70,000	171,703
Repayments from AiFenLei Group	—	70,000	180,000
Repayments from Gulin Group	13,000	25,000	10,000
Loan to Yuejun	—	—	2,250

16.
Related party transactions—(Continued)

As of December 31, 2023 and 2024, the amount due from/to related parties are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Due from JD Group (4)	58,788	101,859
Due from Jinsong Group
Other receivables from Jinsong Group	17,054	4,495
Due from AiFenLei Group
Other receivables from AiFenLei Group	13,909	9,404
Due from Quanfu	—	1,040
Due from Yuejun	231	753
	89,982	117,551
Due to JD Group
Other payables to JD Group (3)	76,026	108,505
Due to Jinsong Group	1,945	—
Due to Quanfu	—	1,122
Due to Yuejun	21	83
Due to Gulin Group	40	20
	78,032	109,730

(1)
Gulin Group is one of the new product suppliers of the Group, the Group mainly purchases new products from Gulin.
(2)
JD Group mainly provides services related to the business on Paipai platform, including channel sales services, advertising services, logistic services and so on. In May 2024, the Group renewed the BCA with JD Group for a term from June 1, 2024 to December 31, 2027 regarding channel sales services, advertising services and so on.
(3)
Other payables to JD Group mainly include channel commissions payable to JD Group.
(4)
Amount due from JD Group includes fund receivables from payment service provider of JD Group, cash collected by JD Group from third party merchants on behalf of the Group, and advance payment to customers on behalf of JD Group.